Intangible Assets, Net (Tables)	12 Months Ended
Dec. 31, 2014
Intangible Assets, Net [Abstract]
Schedule Of Intangible Assets
	December 31,
	2013	2014
Original amounts:

Technology	$8,600	$8,600
Trademarks	800	800
Customer relationships *)	8,045	8,023

	17,445	17,423

Accumulated amortization:

Technology	3,625	4,854
Trademarks	800	800
Customer relationships	5,807	6,699

	10,232	12,353

Intangible assets, net	$7,213	$5,070

*)	Including functional currency translation adjustments related to Brazilian subsidiary.

Schedule Of Estimated Future Amortization Expense

2015	$1,810
2016	1,665
2017	1,534
2018	61

$5,070